Acquisitions and Dispositions - Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 20, 2017	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 2,196,058		$ 2,052,728		$ 2,011,278
Republic [Member]
Business Acquisition [Line Items]
Cash		$ 206
Accounts receivable		39,177
Inventory		33,561
Other current assets		1,101
Property, plant and equipment		67,412
Goodwill		115,562
Other intangible assets		89,200
Other assets		3,118
Total assets acquired		349,337
Current liabilities		17,743
Total liabilities assumed		17,743
Net assets acquired		$ 331,594
ITC [Member]
Business Acquisition [Line Items]
Cash				$ 1,058
Accounts receivable				33,173
Inventory				94,400
Other current assets				1,743
Property, plant and equipment				177,668
Goodwill				29,522
Other intangible assets				130,900
Other assets				1,287
Total assets acquired				469,751
Current liabilities				39,633
Total liabilities assumed				39,633
Net assets acquired				$ 430,118